March 4, 2005

Via Edgar Transmission

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re: Perritt Funds, Inc.
File Nos.333-114371 and 811-21556
Dear Sir or Madam:

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, Perritt Funds, Inc. (the “Corporation”) hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the Corporation’s Registration Statement on Form N-1A, Post-Effective Amendment No. 1, which was filed electronically on February 25, 2005.

If you have any questions or require further information, do not hesitate to contact the undersigned at (312) 669-1650.

Sincerely yours,

/s/ Robert Laatz

Robert Laatz, Vice President, Secretary and Chief Compliance Officer